                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [ ] Amendment Number: ________________
This Amendment (Check only one.): [ ] is a restatement
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Centaur Capital Partners, L.P.
Address: 1460 Main Street, Ste 234
         Southlake, TX 76092

Form 13F File Number: 28-13305

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Malcolm E. Ashton
Title: Managing Partner
Phone: 817-488-9632

Signature, Place, and Date of Signing:


        /s/ Malcolm E. Ashton               Southlake, TX           May 6, 2011
------------------------------------   ------------------------   --------------
              (Signature)                    (City, State)            (Date)

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

1   28-12232   T2 Partners Management, L.P.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
Form 13F Information Table Entry Total:         33
Form 13F Information Table Value Total:    102,747
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           FORM 13F INFORMATION TABLE

           COLUMN 1             COLUMN 2    COLUMN 3 COLUMN 4          COLUMN 5          COLUMN 6  COLUMN 7        COLUMN 8
---------------------------- ------------- --------- -------- ------------------------- ---------- -------- ---------------------
                                                                                                               VOTING AUTHORITY
                                TITLE OF               VALUE   SHRS OR                  INVESTMENT  OTHER   ---------------------
        NAME OF ISSUER           CLASS       CUSIP    (X1000)  PRN AMT  SH/PRN PUT/CALL DISCRETION MANAGERS    SOLE   SHARED NONE
---------------------------- ------------- --------- -------- --------- ------ -------- ---------- -------- --------- ------ ----
ALLEGHANY CORP DEL           COM           017175100    2,127     6,426   SH     N/A       SOLE       --        6,426     0    0
AMERICAN DEFENSE SYS INC     COM           025351107       32   317,300   SH     N/A       SOLE       --      317,300     0    0
ASPEN INSURANCE HOLDINGS LTD SHS           G05384105    3,445   125,000   SH     N/A       SOLE       --      125,000     0    0
ASPEN INSURANCE HOLDINGS LTD SHS           G05384105    6,890   250,000   SH     CALL      SOLE       --          N/A   N/A  N/A
BEST BUY INC                 COM           086516101    2,513    87,500   SH     N/A       SOLE       --       87,500     0    0
BLUE COAT SYSTEMS INC        COM NEW       09534T508    1,971    70,000   SH     N/A       SOLE       --       70,000     0    0
CALAMOS ASSET MGMT INC       CL A          12811R104    3,962   238,800   SH     N/A       SOLE       --      238,800     0    0
CAPITAL SOUTHWEST CORP       COM           140501107    2,444    26,698   SH     N/A       SOLE       --       26,698     0    0
CISCO SYS INC                COM           17275R102    3,430   200,000   SH     N/A       SOLE       --      200,000     0    0
CISCO SYS INC                COM           17275R102    4,631   270,000   SH     CALL      SOLE       --          N/A   N/A  N/A
COINSTAR INC                 COM           19259P300    5,970   130,000   SH     N/A       SOLE       --      130,000     0    0
CURRENCYSHS JAPANESE YEN TR  JAPANESE YEN  23130A102   10,795    90,900   SH     PUT       SOLE       --       10,795     0    0
DELL INC                     COM           24702R101    4,353   300,000   SH     N/A       SOLE       --      300,000     0    0
DELL INC                     COM           24702R101    2,177   150,000   SH     CALL      SOLE       --          N/A   N/A  N/A
DIAMOND OFFSHORE DRILLING IN COM           25271C102    3,108    40,000   SH     N/A       SOLE       --       40,000     0    0
E M C CORP MASS              COM           268648102    1,328    50,000   SH     N/A       SOLE       --       50,000     0    0
E M C CORP MASS              COM           268648102    2,390    90,000   SH     CALL      SOLE       --          N/A   N/A  N/A
FOOT LOCKER INC              COM           344849104    1,873    95,000   SH     N/A       SOLE       --       95,000     0    0
GAMESTOP CORP NEW            CL A          36467W109    1,126    50,000   SH     N/A       SOLE       --       50,000     0    0
GAMESTOP CORP NEW            CL A          36467W109    2,815   125,000   SH     CALL      SOLE       --          N/A   N/A  N/A
GRAVITY CO LTD               SPONSORED ADR 38911N107      945   492,447   SH     N/A       SOLE       --      492,447     0    0
HIMAX TECHNOLOGIES INC       SPONSORED ADR 43289P106    2,844 1,200,000   SH     N/A       SOLE       --    1,200,000     0    0
ISHARES TR                   RUSSELL 2000  464287655    5,471    65,000   SH     PUT       SOLE       --       65,000     0    0
LABORATORY CORP AMER HLDGS   COM NEW       50540R409    2,764    30,000   SH     N/A       SOLE       --       30,000     0    0
MADISON SQUARE GARDEN INC    CL A          55826P100    3,028   112,200   SH     N/A       SOLE       --      112,200     0    0
MICROSOFT CORP               COM           594918104    2,539   100,000   SH     CALL      SOLE       --          N/A   N/A  N/A
MVC CAPITAL INC              COM           553829102    2,273   165,656   SH     N/A       SOLE       --      165,656     0    0
TARGET CORP                  COM           87612E106    3,251    65,000   SH     CALL      SOLE       --          N/A   N/A  N/A
TELULAR CORP                 COM NEW       87970T208      632    94,400   SH     N/A       SOLE       --       94,400     0    0
TERRA NOVA RTY CORP          COM           88102D103    4,045   469,839   SH     N/A       SOLE       --      469,839     0    0
TRANSATLANTIC PETROLEUM LTD  SHS           G89982105    2,389   770,745   SH     N/A       SOLE       --      770,745     0    0
WESTELL TECHNOLOGIES INC     CL A          957541105      525   150,000   SH     N/A       SOLE       --      150,000     0    0
WESTERN DIGITAL CORP         COM           958102105    4,661   125,000   SH     N/A       SOLE       --      125,000     0    0